UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22023

Nuveen Managed Accounts Portfolios Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kathleen L. Prudhomme—Vice President and Secretary

901 Marquette Avenue, Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: July 31

Date of reporting period: October 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Municipal Total Return Managed Accounts Portfolio
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 103.0%
	MUNICIPAL BONDS – 103.0%
	National – 0.2%
	MuniMae Tax-Exempt Bond Subsidiary Redeemable Preferred Shares, Multifamily Housing Pool, (144A):
$ 310	5.000%, 4/30/28 (Mandatory Put 1/31/18) (Alternative Minimum Tax)	4/28 at 100.00	Ba1	$319,300
1,000	5.750%, 6/30/50 (Mandatory Put 9/30/19) (Alternative Minimum Tax)	9/19 at 100.00	Ba2	1,051,350
1,310	Total National			1,370,650
	Alabama – 1.2%
850	Alabama State Board of Education, Revenue Bonds, Faulkner State Community College, Series 2009, 6.125%, 10/01/28	10/18 at 100.00	A1	888,403
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
1,750	5.000%, 10/01/25 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	2,050,003
1,890	5.000%, 10/01/26 – AGM Insured (Alternative Minimum Tax)	No Opt. Call	AA	2,233,942
500	Auburn University, Alabama, General Fee Revenue Bonds, Series 2011A, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	Aa2 (4)	564,510
1,270	DCH Health Care Authority, Alabama, Healthcare Facilities Revenue Bonds, Refunding Series 2015, 5.000%, 6/01/33	6/25 at 100.00	A	1,442,237
	Tuscaloosa County Board of Education, Alabama, Special Tax School Warrants, Series 2017:
960	5.000%, 2/01/36	2/27 at 100.00	AA-	1,114,003
795	5.000%, 2/01/37	2/27 at 100.00	AA-	920,443
1,050	5.000%, 2/01/43	2/27 at 100.00	AA-	1,203,825
9,065	Total Alabama			10,417,366
	Alaska – 1.2%
1,100	Alaska Housing Finance Corporation, General Obligation Bonds, State Capital Project II, Series 2015C, 5.000%, 6/01/31	12/25 at 100.00	AA+	1,297,417
1,515	Alaska Housing Finance Corporation, Mortgage Revenue Bonds, General Series 2016A-II, 2.200%, 12/01/26	6/26 at 100.00	AA+	1,480,064
1,400	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015, 5.000%, 1/01/30 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,540,028
1,500	Alaska Municipal Bond Bank, General Obligation Bonds, Three Series 2015, 5.250%, 10/01/31	4/25 at 100.00	AA-	1,770,870
2,000	Alaska Municipal Bond Bank, General Obligation Bonds, Two Series 2016, 5.000%, 12/01/30	6/26 at 100.00	AA-	2,321,920
1,385	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 5.000%, 6/01/46	12/17 at 100.00	B3	1,327,661
8,900	Total Alaska			9,737,960
NUVEEN      1

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona – 2.1%
$ 1,000	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Tender Option Bond Trust 2015-XF2046, 15.281%, 1/01/43 (IF) (5)	1/22 at 100.00	AA-	$1,370,960
1,010	Arizona Health Facilities Authority, Hospital Revenue Bonds, Phoenix Children's Hospital, Series 2013D, 5.000%, 2/01/28	2/23 at 100.00	BBB+	1,114,060
	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D:
140	3.000%, 7/01/22	No Opt. Call	BB	139,635
100	5.000%, 7/01/37	7/27 at 100.00	BB	104,756
1,000	Florence Town Inc., Industrial Development Authority, Arizona, Education Revenue Bonds, Legacy Traditional School Project - Queen Creek and Casa Grande Campuses, Series 2013, 6.000%, 7/01/43	7/23 at 100.00	Ba1	1,071,610
2,465	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Paradise Schools Projects, Series 2016, 3.500%, 7/01/26	No Opt. Call	BB+	2,430,441
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2015A:
3,450	5.000%, 7/01/35	7/25 at 100.00	A+	3,982,990
1,000	5.000%, 7/01/45	7/25 at 100.00	A+	1,137,450
1,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Refunding Senior Lien Series 2013, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/23 at 100.00	AA-	1,136,890
250	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies - Veritas Project, Series 2012, 6.000%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	BB+ (4)	291,318
225	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Great Hearts Academies Project, Series 2014A, 5.000%, 7/01/44	7/24 at 100.00	BBB-	238,712
555	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Cambridge Academy-East, Inc. Project, Series 2010, 5.875%, 4/01/22	4/20 at 100.00	BB-	567,787
500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Tender Option Bond Trust 2016-XL0016, 15.480%, 1/01/38 (Pre-refunded 1/01/18) (IF) (5)	1/18 at 100.00	AA (4)	513,270
	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Refunding Series 2015A:
290	3.900%, 9/01/24	No Opt. Call	BB+	296,452
1,500	5.000%, 9/01/34	3/25 at 100.00	BB+	1,533,135
260	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center Inc Project, Series 2012, 4.625%, 3/01/22	No Opt. Call	BB+	270,057
305	Yavapai County Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Agribusiness and Equine Center, Inc. Project, Series 2011, 7.625%, 3/01/31	3/21 at 100.00	BB+	335,335
15	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc. Refunding, Series 2007A, 6.500%, 12/01/17 (Alternative Minimum Tax)	No Opt. Call	N/R	15,027
1,000	Yuma Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yuma Regional Medical Center, Series 2014A, 5.000%, 8/01/24	No Opt. Call	A-	1,171,830
16,065	Total Arizona			17,721,715
2      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California – 13.0%
$ 500	ABAG Finance Authority for Non-Profit Corporations, California, Revenue Bonds, Casa de Lad Campanas, Series 2010, 6.000%, 9/01/37	9/20 at 100.00	AA-	$554,320
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Kern County Tobacco Funding Corporation, Refunding Series 2014:
1,125	5.000%, 6/01/21	No Opt. Call	N/R	1,254,668
2,545	4.000%, 6/01/29	1/18 at 100.00	N/R	2,547,290
655	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2013-U3, 5.000%, 6/01/43	No Opt. Call	AAA	869,499
500	California Educational Facilities Authority, Revenue Bonds, University of Southern California, Tender Option Bond Trust 2015-XF2188, 16.289%, 10/01/38 (Pre-refunded 10/01/18) (IF) (5)	10/18 at 100.00	Aa1 (4)	577,490
1,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/36 (UB) (5)	11/26 at 100.00	AA-	1,172,810
5,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2017A, 5.000%, 11/15/38 (UB) (5)	11/27 at 100.00	AA-	5,880,000
1,300	California Health Facilities Financing Authority, Revenue Bonds, Adventist Health System/West, Refunding Series 2016A, 4.000%, 3/01/35	3/26 at 100.00	A	1,361,022
1,000	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West, Series 2009F, 5.625%, 7/01/25	7/19 at 100.00	A	1,074,730
205	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A, 5.000%, 8/15/35	8/27 at 100.00	BBB+	235,969
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/38 (UB)	11/27 at 100.00	AA-	5,318,150
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hosptial at Stanford, Series 2017A:
775	5.000%, 11/15/37 (UB) (5)	11/27 at 100.00	AA-	912,299
1,000	5.000%, 11/15/42 (UB) (5)	11/27 at 100.00	AA-	1,169,580
300	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Series 2013A, 6.000%, 8/01/23	No Opt. Call	BB-	321,597
1,180	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/36	7/26 at 100.00	BB	1,246,894
	California Municipal Finance Authority, Charter School Revenue Bonds, Partnerships to Uplift Communities Project, Series 2012A:
295	4.750%, 8/01/22	No Opt. Call	BB	312,573
675	5.000%, 8/01/32	8/22 at 100.00	BB	694,757
840	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education?Multiple Projects, Series 2014A, 6.000%, 6/01/23	6/22 at 102.00	N/R	894,289
685	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects Series 2017A, 5.000%, 8/15/30 (WI/DD, Settling 11/16/17)	8/27 at 100.00	BBB	796,861
735	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas Affordable Housing, Inc. Projects, Series 2014A, 5.000%, 8/15/30	8/24 at 100.00	BBB+	818,320
1,300	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.500%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (4)	1,446,822
1,000	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/29	7/27 at 100.00	Baa2	1,182,320
NUVEEN      3

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,600	California School Finance Authority School Facility Revenue Bonds, KIPP LA Projects, Series 2015A, 3.625%, 7/01/25	7/18 at 100.00	BBB	$1,730,576
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2015A, 5.000%, 8/01/35	8/25 at 100.00	BBB	1,112,700
	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016:
360	5.000%, 8/01/25	No Opt. Call	BBB	415,336
790	5.000%, 8/01/26	8/25 at 100.00	BBB	896,895
250	5.000%, 8/01/27	8/25 at 100.00	BBB	284,210
330	California School Finance Authority, California, Charter School Revenue Bonds, Aspire Public Schools, Refunding Series 2016, 144A, 5.000%, 8/01/24	No Opt. Call	BBB	378,266
755	California School Finance Authority, Charter School Revenue Bonds, Coastal Academy Project, Series 2013A, 5.000%, 10/01/33	10/22 at 100.00	BBB-	795,242
700	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education - Obligated Group, Series 2016A, 5.000%, 6/01/31	6/25 at 100.00	N/R	738,661
	California School Finance Authority, School Facility Revenue Bonds, Alliance for College-Ready Public Schools Project, Series 2016C:
450	4.000%, 7/01/20	No Opt. Call	BBB	476,110
510	5.000%, 7/01/21	No Opt. Call	BBB	563,591
640	5.000%, 7/01/22	No Opt. Call	BBB	715,686
430	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2014A, 4.125%, 7/01/24	7/18 at 100.00	BBB	464,465
	California School Finance Authority, School Facility Revenue Bonds, KIPP LA Projects, Series 2017A:
300	5.000%, 7/01/25	No Opt. Call	BBB	353,148
215	5.000%, 7/01/27	No Opt. Call	BBB	257,009
	California State, General Obligation Bonds, Refunding Various Purpose Series 2016:
2,000	4.000%, 9/01/33	9/26 at 100.00	AA-	2,181,640
1,660	4.000%, 9/01/34	9/26 at 100.00	AA-	1,802,660
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 5.000%, 8/01/36 (UB)	8/26 at 100.00	AA-	5,886,200
3,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2016, 4.000%, 9/01/33	9/26 at 100.00	AA-	3,272,460
695	California State, General Obligation Bonds, Various Purpose Series 1997, 5.625%, 10/01/21	4/18 at 100.00	AA+	708,824
	California State, General Obligation Bonds, Various Purpose Series 2009:
1,000	6.500%, 4/01/33	4/19 at 100.00	AA-	1,076,570
645	6.000%, 11/01/39	11/19 at 100.00	AA-	706,997
	California Statewide Communities Development Authority, California, Redlands Community Hospital, Revenue Bonds, Series 2016:
825	5.000%, 10/01/31	10/26 at 100.00	A-	946,935
830	5.000%, 10/01/32	10/26 at 100.00	A-	947,810
3,900	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.000%, 12/01/36	6/26 at 100.00	BB+	4,266,717
4      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Statewide Community Development Authority, Revenue Bonds, Los Angeles Jewish Home for the Aging-Fountainview Gonda, Series 2014A:
$ 350	5.000%, 8/01/28	8/22 at 102.00	AA-	$405,244
1,130	5.000%, 8/01/29	8/22 at 102.00	AA-	1,307,240
1,435	Carlsbad Unified School District, San Diego County, California, Certificates of Participation, Refunding & School Financing Projects, Series 2016, 4.000%, 10/01/33	10/26 at 100.00	AA-	1,542,998
440	Carson Redevelopment Agency, California, Tax Allocation Bonds, Merged & Amended Project Area, Series 2014A, 5.000%, 10/01/24	No Opt. Call	AA-	533,372
840	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 4.000%, 6/01/31	6/25 at 100.00	A+	894,802
210	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.000%, 6/01/33	12/17 at 100.00	B+	209,315
750	Irvine, California, Special Tax Bonds, Community Facilities District 2004-1 Central Park, Series 2015A, 4.000%, 9/01/35	9/25 at 100.00	N/R	769,253
	Irvine, California, Special Tax Bonds, Community Facilities District 2013-3 Great Park, Improvement Area 4, Series 2016:
1,740	4.000%, 9/01/34	9/23 at 103.00	N/R	1,812,245
1,250	4.000%, 9/01/35	9/23 at 103.00	N/R	1,297,075
50	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series 2007A, 5.000%, 11/15/35	No Opt. Call	A	60,043
1,400	Long Beach, California, Harbor Revenue Bonds, Series 2017, 5.000%, 5/15/29 (Alternative Minimum Tax)	5/27 at 100.00	AA	1,696,632
	Long Beach, California, Marina Revenue Bonds, Alamitos Bay Marina Project, Series 2015:
320	5.000%, 5/15/24	No Opt. Call	BBB	376,611
745	5.000%, 5/15/26	5/25 at 100.00	BBB	874,995
750	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/30 (Alternative Minimum Tax)	5/25 at 100.00	AA	874,695
1,000	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Series 2009A, 5.250%, 5/15/29	5/19 at 100.00	AA	1,063,040
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,200	5.000%, 5/15/33 (Alternative Minimum Tax)	5/26 at 100.00	AA-	2,561,570
500	5.000%, 5/15/34 (Alternative Minimum Tax)	5/26 at 100.00	AA-	580,120
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2017A:
1,000	5.000%, 5/15/33 (Alternative Minimum Tax)	5/27 at 100.00	AA-	1,181,160
2,000	5.000%, 5/15/34 (Alternative Minimum Tax)	5/27 at 100.00	AA-	2,353,160
500	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2008A-2, 5.250%, 7/01/32	7/18 at 100.00	Aa2	514,425
2,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2016B, 5.000%, 7/01/36 (UB) (5)	1/26 at 100.00	Aa2	2,347,740
750	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds, LAXFUEL Corporation at Los Angeles International Airport, Series 2012, 5.000%, 1/01/22 (Alternative Minimum Tax)	No Opt. Call	A	848,745
NUVEEN      5

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 365	Menifee Union School District Public Financing Authority, California, Special Tax Revenue Bonds, Series 2016A, 5.000%, 9/01/32 – BAM Insured	9/25 at 100.00	AA	$428,101
2,010	Northern Inyo County Local Hospital District, Inyo County, California, Revenue Bonds, Series 2013, 5.000%, 12/01/29	12/23 at 100.00	BB	2,083,425
85	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40	9/21 at 100.00	BBB+	97,752
1,000	Palm Drive Health Care District, Sonoma County, California, Certificates of Participation, Parcel Tax Secured Financing Program, Series 2010, 7.500%, 4/01/35	1/18 at 100.00	CCC+	992,240
	Rancho Mirage Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Merged Redevelopment Project, Northside Sub-Area, Refunding Series 2016A:
1,085	3.000%, 4/01/30 – BAM Insured	4/26 at 100.00	AA	1,108,512
2,245	3.000%, 4/01/31 – BAM Insured	4/26 at 100.00	AA	2,266,642
1,215	Sacramento Area Flood Control Agency, California, Spcial Assessment Bonds, Natomas Basin Local Assessment District, Series 2014, 5.000%, 10/01/32 – BAM Insured	10/24 at 100.00	AA	1,415,961
	Sacramento, California, Special Tax Bonds, North Natomas Community Facilities District 4, Refunding Series 2015F:
615	5.000%, 9/01/26	9/25 at 100.00	BBB+	714,212
1,290	5.000%, 9/01/27	9/25 at 100.00	BBB+	1,483,371
300	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1 Marblehead Coastal, Series 2015, 5.000%, 9/01/32	9/25 at 100.00	N/R	334,488
	San Diego County Regional Airport Authority, California, Airport Revenue Bonds, Subordinate Series 2017A:
1,000	5.000%, 7/01/34 (Alternative Minimum Tax)	7/27 at 100.00	A	1,176,760
500	5.000%, 7/01/35 (Alternative Minimum Tax)	7/27 at 100.00	A	586,540
1,000	San Diego Unified Port District, California, Revenue Bonds, Refunding Series 2013A, 5.000%, 9/01/27	9/23 at 100.00	A+	1,169,700
1,280	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay North Redevelopment Project, Refunding Series 2016A, 5.000%, 8/01/33	8/26 at 100.00	A	1,490,598
550	San Jose, California, Airport Revenue Bonds, Refunding Series 2014A, 5.000%, 3/01/25 (Alternative Minimum Tax)	3/24 at 100.00	A2	644,782
1,530	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A, 5.000%, 3/01/29 (Alternative Minimum Tax)	3/27 at 100.00	A2	1,840,865
1,925	Santa Clarita Community College District, Los Angeles County, California, General Obligation Bonds, Series 2013, 3.000%, 8/01/27	8/23 at 100.00	AA	2,023,637
550	Southern California Public Power Authority, Milford Wind Corridor Phase II Project Revenue Bond, Series 2011-1, 5.250%, 7/01/28	7/21 at 100.00	AA-	626,203
500	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.400%, 9/01/32	9/21 at 100.00	BBB+	586,640
750	Western Municipal Water District Facilities Authority, California, Water Revenue Bonds, Series 2009B, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA+ (4)	805,830
1,000	Yuba Levee Financing Authority, California, Revenue Bonds, Yuba County Levee Refinancing Project, Refunding Series 2017A, 5.000%, 9/01/31 – BAM Insured	9/26 at 100.00	AA	1,177,880
97,655	Total California			108,779,587
6      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 2.0%
$ 2,910	Castle Pines North Metropolitan District, Colorado, Certificates of Participation, Series 2015, 4.000%, 12/01/44	12/21 at 100.00	AA-	$2,972,594
	Colorado Department of Transportation, Headquarters Facilities Lease Purchase Agreement Certificates of Participation, Series 2016:
1,000	5.000%, 6/15/33	6/26 at 100.00	Aa2	1,170,750
1,330	5.000%, 6/15/35	6/26 at 100.00	Aa2	1,544,928
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aspen Ridge School Project, Series 2015A, 5.000%, 7/01/36	7/25 at 100.00	BB	509,850
280	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Refunding & Improvement Series 2015, 2.000%, 12/15/17	No Opt. Call	BBB-	280,154
1,635	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/28 (UB) (5)	12/22 at 100.00	A	1,820,720
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 2015-XF2196, 17.070%, 1/01/35 (IF) (5)	1/24 at 100.00	Aa3	1,650,470
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital Association, Series 2008, 5.750%, 5/15/36	5/18 at 100.00	A-	509,720
1,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/24	No Opt. Call	A+	1,198,890
1,240	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016, 5.000%, 12/01/28	12/26 at 100.00	Baa2	1,456,281
484	Fitzsimons Village Metropolitan District 1, Aurora, Arapahoe County, Colorado, Tax Increment Public Improvement Fee Supported Revenue Bonds, Series 2010A, 7.500%, 3/01/40	3/20 at 100.00	N/R	507,484
500	Fossil Ridge Metropolitan District 1, Lakewood, Colorado, Tax-Supported Revenue Bonds, Refunding Series 2010, 7.250%, 12/01/40	12/20 at 100.00	N/R	531,285
1,130	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	1,296,697
1,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010, 6.500%, 1/15/30	7/20 at 100.00	BBB+	1,121,440
500	Three Springs Metropolitan District 3, Durango, La Plata County, Colorado, Property Tax Supported Revenue Bonds, Series 2010, 7.750%, 12/01/39	12/20 at 100.00	N/R	518,705
15,009	Total Colorado			17,089,968
	Delaware – 0.2%
480	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding Series 2016A, 2.800%, 9/01/26	No Opt. Call	BBB+	481,118
1,120	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Series 2012, 3.875%, 9/01/22	3/22 at 100.00	BBB+	1,177,456
1,600	Total Delaware			1,658,574
NUVEEN      7

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	District of Columbia – 3.3%
	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001:
$ 440	6.500%, 5/15/33	No Opt. Call	Baa1	$495,911
450	6.750%, 5/15/40	11/17 at 100.00	Baa1	473,301
2,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Refunding Subordinate Lien Series 2016A, 5.000%, 10/01/39	4/26 at 100.00	AA+	2,311,540
4,000	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Senior Lien Series 2017B, 5.000%, 10/01/34	4/27 at 100.00	AAA	4,752,880
5,000	District of Columbia, General Obligation Bonds, Refunding Series 2017A, 5.000%, 6/01/33	6/27 at 100.00	Aa1	6,011,750
3,000	District of Columbia, General Obligation Bonds, Series 2016A, 5.000%, 6/01/34	6/26 at 100.00	Aa1	3,545,430
1,000	District of Columbia, Hospital Revenue Bonds, Children's Hospital Obligated Group, Refunding Series 2015, 5.000%, 7/15/28	1/26 at 100.00	A1	1,189,710
	District of Columbia, Revenue Bonds, Association of Amercian Medical Colleges, Series 2011A:
1,000	5.000%, 10/01/28	10/23 at 100.00	AA	1,147,880
1,000	5.000%, 10/01/29	10/23 at 100.00	AA	1,143,120
575	5.000%, 10/01/30	10/23 at 100.00	AA	656,276
5,000	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017, 5.000%, 4/01/33	4/27 at 100.00	A	5,931,950
23,465	Total District of Columbia			27,659,748
	Florida – 9.7%
1,365	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2010A, 5.250%, 9/01/30	9/20 at 100.00	BBB-	1,417,935
750	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A, 5.000%, 9/01/33	9/23 at 100.00	BBB-	784,252
5,000	Brevard County School Board, Florida, Certificates of Participation, Refunding Series 2017A, 5.000%, 7/01/31	7/27 at 100.00	Aa3	5,920,850
1,000	Broward County, Florida, Port Facilities Revenue Bonds, Refunding Series 2011B, 5.000%, 9/01/23 – AGM Insured (Alternative Minimum Tax)	9/21 at 100.00	AA	1,104,230
3,035	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,492,253
1,250	City of Orlando, Florida, Senior Tourist Development Tax Refunding Revenue Bonds, 6th Cent Contract Payments, Series 2017A, 5.000%, 11/01/35 – AGM Insured	11/27 at 100.00	AA	1,455,162
2,185	Collier County Health Facilities Authority, Florida, Residential Care Faciltiy Revenue Bonds, Moorings Inc., Series 2015A, 4.000%, 5/01/35	5/25 at 100.00	A+	2,260,863
1,555	Florida Board of Governors, Florida, Dormitory Revenue Bonds, Florida Atlantic University, Refunding Series 2017A, 4.000%, 7/01/33 – BAM Insured	7/26 at 100.00	AA	1,641,194
540	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 5.750%, 7/01/24	No Opt. Call	N/R	558,652
170	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School Income Projects, Series 2015A, 6.000%, 6/15/35	6/25 at 100.00	N/R	181,322
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.125%, 6/01/27 (Alternative Minimum Tax)	6/21 at 100.00	AA+	2,245,840
8      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017:
$ 400	5.000%, 10/01/34 (Alternative Minimum Tax)	10/27 at 100.00	A+	$468,157
5,000	5.000%, 10/01/37 (Alternative Minimum Tax)	10/27 at 100.00	A+	5,800,750
1,500	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/25 at 100.00	AA-	1,773,615
1,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/30 (Alternative Minimum Tax)	10/24 at 100.00	AA-	1,138,070
3,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Refunding Series 2013A, 5.500%, 10/01/28 (Alternative Minimum Tax)	10/23 at 100.00	A+	3,511,650
1,650	Jacksonville Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Baptist Health Properties, Refunding Series 2017, 5.000%, 8/15/35	8/27 at 100.00	AA	1,931,407
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2012A, 5.000%, 6/15/24	6/22 at 100.00	BB	2,102,460
	Lee County, Florida, Solid Waste System Revenue Bonds, Refunding Series 2016:
1,110	5.000%, 10/01/24 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	1,293,594
3,330	5.000%, 10/01/25 – NPFG Insured (Alternative Minimum Tax)	No Opt. Call	A	3,898,264
605	5.000%, 10/01/26 (Alternative Minimum Tax)	No Opt. Call	A	711,426
750	Manatee County School Board, Florida, Certificates of Participation, Refunding Series 2016A, 5.000%, 7/01/26 – BAM Insured	No Opt. Call	AA	906,915
1,455	Marco Island, Florida, Utility System Revenue Bonds, Refunding Series 2016, 3.000%, 10/01/33	10/26 at 100.00	Aa3	1,436,812
	Miami Beach Health Facilities Authority, Florida, Hospital Revenue Bonds, Mount Sinai Medical Center of Florida Project, Refunding 2014:
850	5.000%, 11/15/23	No Opt. Call	Baa1	975,545
250	5.000%, 11/15/26	11/24 at 100.00	Baa1	283,705
375	5.000%, 11/15/27	11/24 at 100.00	Baa1	423,521
500	5.000%, 11/15/28	11/24 at 100.00	Baa1	560,980
	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014:
900	5.000%, 10/01/27	10/24 at 100.00	A-	1,049,490
920	5.000%, 10/01/28	10/24 at 100.00	A-	1,070,264
500	5.000%, 10/01/30	10/24 at 100.00	A-	578,905
590	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.000%, 7/01/23	No Opt. Call	BBB	658,180
2,150	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series 2016A, 5.000%, 7/01/32	7/26 at 100.00	A	2,506,169
500	Miami-Dade County School Board, Florida, Certificates of Participation, Series 2008B, 5.250%, 5/01/31 (Pre-refunded 5/01/18) – AGC Insured	5/18 at 100.00	AA (4)	510,335
705	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/25 (Alternative Minimum Tax)	10/22 at 100.00	A	800,676
1,145	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/28 (Alternative Minimum Tax)	10/24 at 100.00	A	1,332,013
NUVEEN      9

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$ 2,430	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/32	10/26 at 100.00	A	$2,851,168
800	Miami-Dade County, Florida, Seaport Revenue Bonds, Series 2013D, 5.000%, 10/01/18 (Alternative Minimum Tax)	No Opt. Call	A	824,200
2,290	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2016B, 4.000%, 10/01/34	10/26 at 100.00	AA	2,469,765
425	Palm Beach County School Board, Florida, Certificates of Participation, Series 2015C, 5.000%, 8/01/30	8/25 at 100.00	Aa3	500,051
4,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2017A, 5.000%, 8/01/27	No Opt. Call	AA-	4,953,880
	Palm Beach County, Florida, Airport System Revenue Bonds, Refunding Series 2016:
1,450	5.000%, 10/01/31 (Alternative Minimum Tax)	10/26 at 100.00	A+	1,690,120
2,095	5.000%, 10/01/32 (Alternative Minimum Tax)	10/26 at 100.00	A+	2,429,425
505	Pinellas County School Board, Florida, Certificates of Participation, Master Lease Program, Seris 2017A, 5.000%, 7/01/37	7/27 at 100.00	Aa3	587,325
2,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2016, 4.000%, 5/01/33	5/26 at 100.00	AA	2,091,040
500	Tallahassee, Florida, Consolidated Utility Systems Revenue Bonds, Refunding Series 2015, 5.000%, 10/01/35	10/23 at 100.00	AA+	577,230
1,310	Tampa, Florida, Capital Improvement Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Series 2016A, 5.500%, 9/01/29	9/26 at 100.00	A+	1,566,459
3,250	Tampa, Florida, Revenue Bonds, H. Lee Moffitt Cancer Center and Research Institute, Refunding Series 2016B, 5.000%, 7/01/37	7/26 at 100.00	A-	3,637,822
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-2, 6.610%, 5/01/39	1/18 at 100.00	N/R	5,000
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (6)	5/19 at 100.00	N/R	13,830
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (6)	5/22 at 100.00	N/R	7,748
5	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.375%, 5/01/18 (7)	No Opt. Call	N/R	—
20	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (7)	5/18 at 100.00	N/R	16,073
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (7)	5/18 at 100.00	N/R	9,932
15	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (7)	5/18 at 100.00	N/R	—
71,175	Total Florida			81,016,524
	Georgia – 0.8%
1,155	Athens-Clarke County Unified Government Development Authority, Georgia, Revenue Bonds, University of Georgia Athletic Association Project, Refunding Series 2011, 5.250%, 7/01/28 (Pre-refunded 7/01/21)	7/21 at 100.00	Aa3 (4)	1,317,254
220	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 18.671%, 11/01/40 (IF)	5/25 at 100.00	AA-	390,564
10      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A:
$ 2,390	5.000%, 4/01/35	4/27 at 100.00	A	$2,746,086
1,380	5.000%, 4/01/37	4/27 at 100.00	A	1,577,147
530	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	591,120
5,675	Total Georgia			6,622,171
	Guam – 0.8%
420	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/21	No Opt. Call	A	453,864
2,425	Guam Education Financing Foundation, Certificates of Participation, Guam Public School Facilities Project, Refunding Series 2016A, 5.000%, 10/01/21	No Opt. Call	A	2,659,425
1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 4.500%, 7/01/18	No Opt. Call	A-	1,019,320
450	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.250%, 7/01/24	7/23 at 100.00	A-	511,902
660	Guam Government, General Obligation Bonds, 2009 Series A, 6.000%, 11/15/19	No Opt. Call	BB-	685,298
1,000	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.000%, 10/01/23 (Alternative Minimum Tax)	8/18 at 100.00	BBB	1,030,550
	Guam Power Authority, Revenue Bonds, Series 2012A:
500	5.000%, 10/01/22 – AGM Insured	No Opt. Call	AA	570,870
235	5.000%, 10/01/34	10/22 at 100.00	BBB	244,849
6,690	Total Guam			7,176,078
	Hawaii – 1.3%
	Hawaii State Department of Transportation - Airports Division, Lease Revenue Certificates of Participation, Series 2013:
1,000	5.250%, 8/01/24 (Alternative Minimum Tax)	8/23 at 100.00	A	1,149,220
1,600	5.000%, 8/01/28 (Alternative Minimum Tax)	8/23 at 100.00	A	1,778,416
2,000	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/25 at 100.00	A+	2,261,740
	Hawaii State, General Obligation Bonds, Series 2011DZ:
990	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,130,015
610	5.000%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	AA+ (4)	697,578
1,000	Hawaii State, Highway Revenue Bonds, Series 2016A, 5.000%, 1/01/29	7/26 at 100.00	AA+	1,211,840
2,000	Honolulu City and County, Hawaii, General Obligation Bonds, Series 2015A, 5.000%, 10/01/37	10/25 at 100.00	Aa1	2,327,300
9,200	Total Hawaii			10,556,109
	Idaho – 1.0%
	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Refunding Series 2015:
500	5.000%, 6/01/29	12/24 at 100.00	A3	569,510
1,000	5.000%, 6/01/30	12/24 at 100.00	A3	1,134,210
2,090	5.000%, 6/01/31	12/24 at 100.00	A3	2,364,772
NUVEEN      11

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Idaho (continued)
$ 750	Boise-Kuna Irrigation District, Ada and Canyon Counties, Idaho, Arrowrock Hydroelectric Project Revenue Bonds, Series 2008, 7.375%, 6/01/34 (Pre-refunded 6/01/18)	6/18 at 100.00	A3 (4)	$777,465
865	Idaho Health Facilities Authority, Revenue Bonds, Trinity Health Group, Series 2015, 5.500%, 12/01/29	6/25 at 100.00	AA-	1,049,159
1,000	Idaho Housing and Finance Association, Economic Development Facilities Recovery Zone Revenue Bonds, TDF Facilities Project, Series 2010A, 6.500%, 2/01/26	2/21 at 100.00	AA-	1,136,360
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
430	4.750%, 9/01/25	9/22 at 100.00	A3	480,607
1,070	4.600%, 9/01/27	9/22 at 100.00	A3	1,186,009
7,705	Total Idaho			8,698,092
	Illinois – 6.1%
	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2015A:
920	4.000%, 12/01/22	No Opt. Call	A3	945,107
1,395	4.000%, 12/01/23	No Opt. Call	A3	1,421,379
450	Beford Park Village, Illinois, Hotel and Motel Tax Revenue Bonds, Refunding Series 2016, 4.000%, 12/01/19	No Opt. Call	A3	461,565
736	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Pullman Park/Chicago Redevelopment Project, Series 2013A, 7.125%, 3/15/33	10/18 at 100.00	N/R	741,289
500	Cook County, Illinois, Recovery Zone Facility Revenue Bonds, Navistar International Corporation Project, Series 2010, 6.500%, 10/15/40	10/20 at 100.00	B+	540,990
2,550	DuPage and Cook Counties Community Consolidated School District 181 Hinsdale, Illinois, General Obligation Bonds, School Building Series 2017, 4.000%, 1/15/34	1/27 at 100.00	AAA	2,749,384
865	Illinois Finance Authority, Charter School Revenue Bonds, Uno Charter School Network, Refunding and Improvement Series 2011A, 6.875%, 10/01/31	10/21 at 100.00	BB+	933,871
360	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Tender Option Bond Trust 2016-XF2339, 14.587%, 9/01/32 (IF) (5)	9/22 at 100.00	BBB-	453,848
1,045	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Refunding Series 2015, 5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	AA+	1,157,191
4,000	Illinois Finance Authority, Revenue Bonds, Ann & Robert H Laurie Childrens Hospital, Refunding Series 2017, 5.000%, 8/15/35 (UB) (5)	8/27 at 100.00	AA	4,637,960
750	Illinois Finance Authority, Revenue Bonds, Children's Memorial Hospital, Series 2008B, 5.500%, 8/15/21 (Pre-refunded 8/15/18)	8/18 at 100.00	AA (4)	776,048
	Illinois Finance Authority, Revenue Bonds, DePaul University, Refunding Series 2016A:
1,345	5.000%, 10/01/33	10/26 at 100.00	A	1,561,989
2,000	5.000%, 10/01/35	10/26 at 100.00	A	2,304,020
3,000	Illinois Finance Authority, Revenue Bonds, Edward-Elmhurst Healthcare, Series 2017A, 5.000%, 1/01/36	1/27 at 100.00	A	3,305,940
650	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A, 5.625%, 1/01/37 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	654,921
345	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series 2016, 5.000%, 9/01/36	9/26 at 100.00	A-	380,145
12      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
$ 280	6.000%, 5/15/39	5/20 at 100.00	A	$300,546
615	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	685,405
1,000	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 4.000%, 11/15/33	11/25 at 100.00	A	1,036,170
700	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A, 6.000%, 8/15/23	8/18 at 100.00	BBB+	717,206
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
25	5.000%, 8/15/21	No Opt. Call	Baa1	27,510
220	5.000%, 8/15/23	No Opt. Call	Baa1	248,690
	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Refunding Series 2017C:
150	5.000%, 3/01/32	3/27 at 100.00	A+	171,785
150	5.000%, 3/01/33	3/27 at 100.00	A+	170,874
1,250	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46 (UB) (5)	10/25 at 100.00	AA+	1,408,962
5,000	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/23 (WI/DD, Settling 11/08/17)	No Opt. Call	BBB	5,438,100
420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.069%, 1/01/38 (IF)	1/23 at 100.00	AA-	614,599
710	Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and Greene Counties Community College District 536, Illinois, General Obligation Bonds, Lewis & Clark Community College, Refunding Series 2017A, 5.000%, 11/01/33 – AGM Insured	11/26 at 100.00	AA	808,037
2,495	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 12/15/20	No Opt. Call	BBB-	2,683,323
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
380	5.000%, 6/15/50	6/20 at 100.00	BBB-	382,200
155	5.200%, 6/15/50	6/20 at 100.00	BBB-	157,110
370	5.250%, 6/15/50	6/20 at 100.00	BBB-	375,487
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
2,030	5.250%, 6/01/21	No Opt. Call	A	2,290,591
1,000	5.500%, 6/01/23	6/21 at 100.00	A	1,132,190
120	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1991, 6.700%, 11/01/21 – FGIC Insured	No Opt. Call	AA	132,883
500	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	AA	671,025
3,100	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2002A, 6.000%, 7/01/29 – NPFG Insured	No Opt. Call	AA	4,121,295
NUVEEN      13

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 500	Romeoville, Illinois, Revenue Bonds, Lewis University Project, Series 2015, 5.000%, 10/01/19	No Opt. Call	BBB+	$529,085
	St Clair County, Illinois, Highway Revenue Bonds, Series 2013A:
1,500	4.250%, 1/01/38	1/23 at 100.00	AA-	1,565,640
825	5.500%, 1/01/38	1/23 at 100.00	AA-	943,313
1,000	University of Illinois, Auxiliary Facilities System Revenue Bonds, Refunding Series 2015A, 5.000%, 4/01/27	4/25 at 100.00	A1	1,145,620
45,406	Total Illinois			50,783,293
	Indiana – 2.7%
750	Columbus, Indiana, General Obligation Bonds, Series 2009, 4.500%, 7/15/23	7/19 at 100.00	N/R	780,960
1,000	Fishers Redevelopment District, Indiana, General Obligation Bonds, Saxony Project Series 2009, 5.250%, 7/15/34 (Pre-refunded 1/15/20)	1/20 at 100.00	AAA	1,090,050
1,500	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012A, 5.000%, 2/01/25	2/22 at 100.00	A-	1,675,170
	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2014A:
560	5.000%, 2/01/26	2/24 at 100.00	A-	644,330
425	5.000%, 2/01/27	2/24 at 100.00	A-	490,067
525	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B-	529,893
1,110	Indiana Finance Authority, Hospital Revenue Bonds, Deaconess Health System Obligated Group, Series 2016A, 5.000%, 3/01/32	9/26 at 100.00	AA-	1,286,912
2,020	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Series 2011A-1, 5.000%, 11/15/34	11/25 at 100.00	AA+	2,335,100
3,000	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/37	7/26 at 100.00	A+	3,447,270
1,420	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016C, 5.000%, 1/01/38	7/26 at 100.00	A+	1,628,215
1,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2013A, 5.250%, 1/01/32 (Pre-refunded 7/01/23)	7/23 at 100.00	A+ (4)	1,198,070
670	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2017A, 5.000%, 1/01/42 (WI/DD, Settling 12/07/17)	1/28 at 100.00	A+	779,974
1,500	Indianapolis Local Public Improvement Bond Bank, Indiana, Airport Authority Project Revenue Bonds, Refunding Series 2015I, 5.000%, 1/01/28 (Alternative Minimum Tax)	1/25 at 100.00	A1	1,727,520
250	Merrillville Multi-School Building Corporation, Lake County, Indiana, First Mortgage Revenue Bonds, Series 2008, 5.250%, 7/15/22 (Pre-refunded 1/15/18)	1/18 at 100.00	AA+ (4)	252,153
	Munster School Building Corporation, Lake County, Indiana, First Mortgage Bonds, Series 2009:
1,395	3.875%, 7/05/18	No Opt. Call	AA+	1,406,313
855	5.000%, 1/05/20	No Opt. Call	AA+	901,623
1,105	5.000%, 1/05/21	1/20 at 100.00	AA+	1,164,526
14      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
	Richmond Hospital Authority, Indiana, Revenue Bonds, Reid Hospital Project, Refunding Series 2015A:
$ 500	5.000%, 1/01/28	1/25 at 100.00	A	$574,205
815	5.000%, 1/01/29	1/25 at 100.00	A	933,664
20,400	Total Indiana			22,846,015
	Iowa – 1.1%
1,430	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Refunding Series 2016, 4.000%, 6/15/35	6/26 at 100.00	A2	1,506,819
	Des Moines Airport Authority, Iowa, Revenue Bonds, Refunding Capital Loan Notes Series 2012:
1,000	5.000%, 6/01/27 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,097,550
1,000	5.000%, 6/01/28 (Alternative Minimum Tax)	6/22 at 100.00	A2	1,093,040
745	Des Moines, Iowa, Aviation System Revenue Bonds, Refunding Capital Loan Notes Series 2010B, 5.750%, 6/01/33 – AGM Insured (Alternative Minimum Tax)	6/20 at 100.00	AA	797,791
1,550	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Refunding Series 2016E, 5.000%, 8/15/34	2/26 at 100.00	AA-	1,772,549
1,500	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	1/18 at 100.00	B+	1,510,065
1,240	State University of Iowa, Revenue Bonds, Academic Building Series 2014A-SUI, 3.000%, 7/01/27	7/24 at 100.00	Aa1	1,307,456
8,465	Total Iowa			9,085,270
	Kansas – 0.9%
1,500	Kansas Department of Transportation, Highway Revenue Bonds, Series 2014A, 5.000%, 9/01/29	9/24 at 100.00	AAA	1,786,980
1,240	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.375%, 3/01/30	3/20 at 100.00	AA-	1,338,766
2,000	Kansas Development Finance Authority, Revenue Bonds, Kansas State Projects, Series 2015A, 5.000%, 5/01/26	5/23 at 100.00	Aa3	2,354,180
205	Kansas Power Pool, a Municipal Energy Agency Electric Utility Revenue Bonds, DogWood Facility, Series 2015A, 5.000%, 12/01/28	12/25 at 100.00	A3	239,344
2,000	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/35	9/25 at 100.00	AA-	2,285,140
6,945	Total Kansas			8,004,410
	Kentucky – 0.7%
750	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/26	No Opt. Call	BBB	857,835
3,000	Louisville/Jefferson County Metro Government, Kentucky, Health System Revenue Bonds, Norton Healthcare Inc, Series 2016A, 5.000%, 10/01/29	10/26 at 100.00	A	3,538,230
1,100	Paducah, Kentucky, Electric Plant Board Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	1,259,819
4,850	Total Kentucky			5,655,884
NUVEEN      15

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 3.1%
	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017:
$ 1,000	5.000%, 11/01/36 – AGM Insured	11/25 at 100.00	AA	$1,157,430
805	5.000%, 11/01/37 – AGM Insured	11/25 at 100.00	AA	930,483
4,000	5.000%, 11/01/42 – AGM Insured	11/25 at 100.00	AA	4,577,320
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
2,000	5.000%, 5/15/33	5/27 at 100.00	A3	2,300,920
2,000	5.000%, 5/15/34	5/27 at 100.00	A3	2,290,300
2,640	5.000%, 5/15/35	5/27 at 100.00	A3	3,011,554
50	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.375%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	58,760
2,900	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C, 5.000%, 5/01/37	11/27 at 100.00	AA	3,416,983
4,190	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 4.000%, 1/01/26 (Alternative Minimum Tax)	1/25 at 100.00	A-	4,568,189
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B:
400	5.000%, 1/01/34 (Alternative Minimum Tax)	1/27 at 100.00	A-	463,669
500	5.000%, 1/01/35 (Alternative Minimum Tax)	1/27 at 100.00	A-	576,985
355	5.000%, 1/01/36 (Alternative Minimum Tax)	1/27 at 100.00	A-	408,435
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.500%, 5/15/30	5/20 at 100.00	A-	2,163,980
22,840	Total Louisiana			25,925,008
	Maryland – 1.5%
730	Maryland Economic Development Corporation, Student Housing Revenue Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien Series 2015, 4.000%, 7/01/20	No Opt. Call	BBB-	758,798
	Maryland Health and Higher Educational Facilities Authority, Maryland, Hospital Revenue Bonds, Meritus Medical Center, Series 2015:
205	4.000%, 7/01/20	No Opt. Call	BBB	217,171
290	5.000%, 7/01/21	No Opt. Call	BBB	322,535
250	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds Doctors Community Hospital, Series 2017B, 5.000%, 7/01/32	7/27 at 100.00	Baa3	280,730
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist Healthcare, Series 2011A, 6.125%, 1/01/36	1/22 at 100.00	Baa3	559,045
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2015:
1,200	4.000%, 7/01/35	7/25 at 100.00	A+	1,249,908
625	5.000%, 7/01/40	7/25 at 100.00	A+	706,913
	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2012:
1,000	5.000%, 7/01/25	7/22 at 100.00	BBB	1,108,910
1,000	5.000%, 7/01/26	7/22 at 100.00	BBB	1,102,430
16      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maryland (continued)
$ 2,120	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A	$2,326,297
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2017B, 5.000%, 7/01/28	7/27 at 100.00	A2	1,196,130
500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Washington County Hospital, Series 2008, 5.000%, 1/01/19 (Pre-refunded 1/01/18)	1/18 at 100.00	BBB (4)	503,235
2,000	Prince George's County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2017A, 3.000%, 9/15/29	9/27 at 100.00	AAA	2,079,840
11,420	Total Maryland			12,411,942
	Massachusetts – 1.3%
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Harvard University, Series 2016A, 4.000%, 7/15/36	7/26 at 100.00	AAA	4,374,800
1,660	Massachusetts Development Finance Agency, Revenue Bonds, Lahey Health System Obligated Group Issue, Series 2015F, 5.000%, 8/15/30	8/25 at 100.00	A	1,925,434
1,000	Massachusetts Development Finance Agency, Revenue Bonds, The Broad Institute, Series 2011A, 5.000%, 4/01/31	4/21 at 100.00	AA-	1,115,330
535	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University, Tender Option Bond Trust 2016-XL0017, 11.890%, 12/15/34 (Pre-refunded 12/15/19) (IF) (5)	12/19 at 100.00	AAA	665,791
2,170	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/34	3/24 at 100.00	Aa1	2,528,571
9,365	Total Massachusetts			10,609,926
	Michigan – 1.1%
3,595	Michigan Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2016, 4.000%, 11/15/35	11/26 at 100.00	A	3,730,496
390	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017. Private Placement of 2017, 5.900%, 7/15/46	7/27 at 100.00	N/R	331,196
300	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	306,930
	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2014D:
1,330	5.000%, 9/01/31	3/24 at 100.00	A1	1,498,125
2,200	5.000%, 9/01/33	3/24 at 100.00	A1	2,460,480
800	University of Michigan, General Revenue Bonds, Series 2015, 5.000%, 4/01/40 (UB) (5)	4/26 at 100.00	AAA	933,056
8,615	Total Michigan			9,260,283
	Minnesota – 0.8%
1,000	Elk River Independent School District 728, Minnesota, General Obligation Bonds, School Building Series 2015.A, 4.000%, 2/01/26	2/24 at 100.00	Aa2	1,116,260
835	Forest Lake, Minnesota, Charter School Lease Revenue Bonds, Lakes International Language Academy, Series 2014A, 4.500%, 8/01/26	8/22 at 102.00	BB+	889,901
3,000	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 5.000%, 3/01/28	3/22 at 100.00	AA+	3,420,990
NUVEEN      17

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$ 1,165	Sauk Rapids, Minnesota, Health Care and Housing Facilities Revenue Bonds, Good Shepherd Luthran Home, Refunding Series 2013, 4.000%, 1/01/24	1/23 at 100.00	N/R	$ 1,180,145
6,000	Total Minnesota			6,607,296
	Mississippi – 0.8%
750	Medical Center Educational Building Corporation, Revenue Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2012A, 5.000%, 6/01/41	6/22 at 100.00	Aa2	826,778
1,190	Mississippi Development Bank, Special Obligation Bonds, Harrison County, Mississippi Highway Refunding Project, Series 2013A, 5.000%, 1/01/26	No Opt. Call	AA-	1,433,771
3,000	Mississippi Development Bank, Special Obligation Bonds, Jackson Public School District General Obligation Project, Series 2008, 5.375%, 4/01/24 (Pre-refunded 4/01/18) – AGM Insured	4/18 at 100.00	A2 (4)	3,053,910
1,000	Mississippi State, Gaming Tax Revenue Bonds, Series 2015E, 5.000%, 10/15/29	10/25 at 100.00	A+	1,186,410
5,940	Total Mississippi			6,500,869
	Missouri – 1.2%
3,485	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/27	8/26 at 100.00	A	3,989,976
250	Branson Industrial Development Authority, Missouri, Tax Increment Revenue Bonds, Branson Shoppes Redevelopment Project, Refunding Series 2017A, 3.000%, 11/01/18	No Opt. Call	N/R	252,853
2,000	Kansas City, Missouri, Airport Revenue Bonds, Refunding General Improvement Series 2013A, 5.250%, 9/01/25 (Alternative Minimum Tax)	9/21 at 100.00	A+	2,265,360
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Episcopal and Presbyterian Hospitals, Series 2015B, 3.500%, 12/01/32	6/25 at 100.00	A+	1,548,510
300	Plaza at Noah's Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and Improvement District Revenue Bonds, Series 2015, 3.250%, 5/01/21	No Opt. Call	N/R	299,400
287	Saint Louis, Missouri, Tax Increment Financing Revenue Notes, Marquette Building Redevelopment Project, Series 2008-A, 6.500%, 1/23/28	No Opt. Call	N/R	162,468
1,215	Springfield, Missouri, Special Obligation Bonds, Refunding Series 2017B, 5.000%, 7/01/28 (Alternative Minimum Tax)	7/27 at 100.00	Aa2	1,439,896
9,037	Total Missouri			9,958,463
	Nebraska – 1.1%
	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017:
1,045	5.000%, 11/15/36	5/27 at 100.00	AA-	1,208,031
1,070	5.000%, 11/15/37	5/27 at 100.00	AA-	1,234,063
2,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska Medicine, Series 2016, 4.000%, 5/15/32	5/26 at 100.00	AA-	2,109,620
900	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015, 5.000%, 11/01/29	11/25 at 100.00	A-	1,042,002
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
1,000	5.000%, 7/01/27	No Opt. Call	BBB	1,160,290
1,500	5.000%, 7/01/28	7/27 at 100.00	BBB	1,722,855
18      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 600	Omaha Airport Authority, Nebraska, Airport Facilities Revenue Refunding Bonds, Series 2017A, 5.000%, 12/15/34 (Alternative Minimum Tax)	12/26 at 100.00	AA-	$ 697,704
8,115	Total Nebraska			9,174,565
	Nevada – 0.7%
2,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Improvement Series 2016A, 5.000%, 6/01/41 (UB)	6/26 at 100.00	Aa1	2,333,500
1,435	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Water Series 2017A, 4.000%, 2/01/34	2/27 at 100.00	Aa1	1,533,326
	Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 812 Summerlin Village 24, Series 2015:
1,255	4.000%, 12/01/23	No Opt. Call	N/R	1,300,908
1,000	4.250%, 12/01/24	No Opt. Call	N/R	1,044,740
70	Sparks Local Improvement District 3, Legends at Sparks Marina, Nevada, Limited Obligation Improvement Bonds, Series 2008, 6.750%, 9/01/27 (Pre-refunded 9/01/18)	9/18 at 100.00	N/R (4)	73,254
5,760	Total Nevada			6,285,728
	New Hampshire – 1.2%
580	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 5.000%, 7/01/27	7/22 at 100.00	A-	643,707
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2017:
3,145	5.000%, 7/01/35	7/27 at 100.00	A-	3,586,967
3,315	5.000%, 7/01/36	7/27 at 100.00	A-	3,769,089
1,950	5.000%, 7/01/37	7/27 at 100.00	A-	2,211,943
8,990	Total New Hampshire			10,211,706
	New Jersey – 2.2%
	New Jersey Economic Development Authority, Charter School Revenue Bonds, North Star Academy Charter School of Newark, Series 2017:
460	5.000%, 7/15/23	No Opt. Call	BBB-	516,074
485	5.000%, 7/15/24	No Opt. Call	BBB-	547,880
510	5.000%, 7/15/25	No Opt. Call	BBB-	577,417
535	5.000%, 7/15/26	No Opt. Call	BBB-	606,315
560	5.000%, 7/15/27	No Opt. Call	BBB-	635,975
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue, Refunding Series 2016A, 5.000%, 7/01/25	No Opt. Call	A	2,326,980
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2009C, 5.250%, 6/15/32	12/24 at 100.00	A-	1,863,523
250	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011A, 5.250%, 6/15/30	6/21 at 100.00	A-	268,173
2,025	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.250%, 6/15/36	6/21 at 100.00	A-	2,154,337
265	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	278,690
NUVEEN      19

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$ 325	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012AA, 5.000%, 6/15/33	6/22 at 100.00	A-	$347,620
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
330	5.250%, 6/15/33	6/23 at 100.00	A-	359,040
645	5.000%, 6/15/36	6/23 at 100.00	A-	687,164
200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA, 5.250%, 6/15/32	6/25 at 100.00	A-	222,516
5,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34	1/27 at 100.00	A+	5,852,650
310	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 14.189%, 1/01/43 (IF) (5)	7/22 at 100.00	A+	454,575
1,125	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2007-1A, 5.000%, 6/01/41	12/17 at 100.00	B	1,082,812
16,725	Total New Jersey			18,781,741
	New Mexico – 0.0%
205	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds CL 1, Series 2008A-2, 5.600%, 1/01/39 (Alternative Minimum Tax)	1/18 at 102.00	AA+	214,801
	New York – 6.0%
300	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/29	6/27 at 100.00	Baa3	337,914
750	Dormitory Authority of the State of New York, Revenue Bonds, Rockefeller University, Series 2012B, 5.000%, 7/01/38	7/22 at 100.00	AA+	862,320
1,750	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/25	No Opt. Call	AAA	2,129,435
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/37 (UB) (5)	2/27 at 100.00	Aa3	5,875,900
1,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2015B, 5.000%, 9/01/36	9/25 at 100.00	A-	1,147,630
250	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	284,715
2,500	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Refunding Series 2006A-2, 5.250%, 6/01/26	6/26 at 100.00	B-	2,500,375
	New Rochelle Corporation, New York, Local Development Revenue Bonds, Iona College Project, Series 2015A:
1,245	5.000%, 7/01/31	7/25 at 100.00	BBB	1,394,388
370	5.000%, 7/01/32	7/25 at 100.00	BBB	412,535
1,930	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2016 Series BB-1, 5.000%, 6/15/46 (UB)	6/25 at 100.00	AA+	2,220,890
3,500	New York City Transitional Finance Auhority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-2, 5.000%, 7/15/32	7/27 at 100.00	AA	4,189,570
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series B-1, 5.000%, 8/01/38	8/26 at 100.00	AAA	3,501,180
20      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F:
$ 1,000	5.000%, 8/01/24	2/22 at 100.00	AA	$1,143,920
2,000	5.000%, 8/01/25	2/22 at 100.00	AA	2,278,980
	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1:
500	5.000%, 8/01/37 (UB)	8/26 at 100.00	AA	584,800
775	5.000%, 8/01/38 (UB)	8/26 at 100.00	AA	904,472
	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Series Series 2016B:
455	5.000%, 6/01/26	No Opt. Call	A	533,146
600	5.000%, 6/01/28	6/26 at 100.00	A-	684,810
540	5.000%, 6/01/29	6/26 at 100.00	A-	610,686
250	5.000%, 6/01/31	6/26 at 100.00	A-	278,758
	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, Pooled Loan Issue, Series 2005B:
500	5.500%, 10/15/27 (ETM)	No Opt. Call	AAA	646,205
1,000	5.500%, 4/15/35 (ETM)	No Opt. Call	AAA	1,380,020
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
1,065	4.000%, 7/01/33 (Alternative Minimum Tax)	7/24 at 100.00	BBB	1,112,148
5,080	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	BBB	5,602,173
	Newburgh, Orange County, New York, General Obligation Bonds, Deficit Liquidation, Series 2012B:
605	5.000%, 6/15/24	6/22 at 100.00	Baa2	676,184
635	5.000%, 6/15/25	6/22 at 100.00	Baa2	705,885
915	Newburgh, Orange County, New York, General Obligation Bonds, Series 2012A, 5.000%, 6/15/25 – AGC Insured	6/22 at 100.00	Baa2	1,017,141
150	Niagara Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed Bonds, Series 2014, 5.000%, 5/15/20	No Opt. Call	N/R	163,212
1,250	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty-Ninth Series 2011, 5.000%, 10/15/24 (Alternative Minimum Tax)	10/21 at 100.00	AA-	1,409,587
800	Poughkeepsie City, New York, Bond Anticipation Notes, Series 2017A, 4.000%, 5/04/18	No Opt. Call	N/R	803,400
1,000	Syracuse, New York, General Obligation Bonds, Airport Terminal Security Access Improvement Series 2011A, 5.000%, 11/01/36 (Alternative Minimum Tax)	11/21 at 100.00	A1	1,059,710
3,500	TSASC Inc., New York, Tobacco Settlement Asset-Backed Bonds, Fiscal 2017 Series A, 5.000%, 6/01/33	6/27 at 100.00	A-	3,963,715
44,215	Total New York			50,415,804
	North Carolina – 2.0%
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017B:
1,000	5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	Aa3	1,157,580
1,000	5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	Aa3	1,152,160
665	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 11.818%, 7/01/38 (IF) (5)	7/20 at 100.00	AAA	857,551
NUVEEN      21

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$ 2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2009A, 5.250%, 1/15/34 (UB) (5)	1/19 at 100.00	AA-	$2,091,400
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
125	5.000%, 10/01/41 (UB) (5)	10/25 at 100.00	AA+	144,781
1,020	5.000%, 10/01/55 (UB) (5)	10/25 at 100.00	AA+	1,162,739
350	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B, 6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	A3 (4)	416,301
500	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2008A, 5.250%, 1/01/20 (Pre-refunded 1/01/18)	1/18 at 100.00	AAA	503,480
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 2012A:
1,000	5.000%, 1/01/25 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,160,010
1,500	5.000%, 1/01/26 (Pre-refunded 7/01/22)	7/22 at 100.00	AAA	1,740,015
340	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Tender Option Bond Trust 2015-XF0147, 18.858%, 6/01/42 (Pre-refunded 6/01/20) (IF)	6/20 at 100.00	AA (4)	501,847
1,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017, 5.000%, 1/01/32	1/27 at 100.00	BBB	1,155,700
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2017A:
1,110	5.000%, 5/01/31 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	1,320,567
1,750	5.000%, 5/01/32 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	2,069,112
1,135	5.000%, 5/01/33 (Alternative Minimum Tax)	5/27 at 100.00	Aa3	1,334,726
14,495	Total North Carolina			16,767,969
	North Dakota – 0.4%
1,365	North Dakota Public Financing Authority, Capital Financing Program Revenue Bonds, Series 2015B, 5.250%, 6/01/27	6/25 at 100.00	A+	1,653,138
1,500	University of North Dakota, Housing and Auxiliary Faciilities Revenue Bonds, Refunding Series 2012, 5.000%, 4/01/32	4/22 at 100.00	Aa3	1,663,710
2,865	Total North Dakota			3,316,848
	Ohio – 1.2%
450	Cleveland, Ohio, Income Tax Revenue Bonds, Bridges & Roadways Improvements, Subordinate Lien Series 2015A-2, 5.000%, 10/01/37	10/23 at 100.00	AA+	517,352
2,000	Franklin County, Ohio, Hospital Facilities Revenue Bonds, OhioHealth Corporation, Series 2015, 5.000%, 5/15/35	5/25 at 100.00	AA+	2,294,580
550	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/27	2/23 at 100.00	BB+	597,492
2,500	Ohio State, Capital Facilities Lease-Appropriation Bonds, Special Obligation, Administrative Building Fund Projects, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA	2,954,600
3,045	Ohio State, General Obligation Bonds, Infrastructure Improvement Series 2014C, 3.000%, 3/01/28	3/23 at 100.00	AA+	3,169,967
22      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 375	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Improvement Series 2015, 5.000%, 12/01/20	No Opt. Call	BB	$ 398,494
8,920	Total Ohio			9,932,485
	Oklahoma – 0.6%
315	Cleveland County Educational Facilities Authority, Oklahoma, Educational Facilities Lease Revenue Bonds, Moore Public Schools Project, Series 2016, 5.000%, 6/01/23	No Opt. Call	A+	367,195
2,000	Edmond Public Works Authority, Oklahoma, Sales Tax and Utility Systems Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	AA-	2,324,220
500	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2008A, 5.875%, 1/01/28 (Pre-refunded 1/01/18)	1/18 at 100.00	A (4)	504,030
1,370	Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds, Second Senior Series 2017A, 5.000%, 1/01/37	1/26 at 100.00	AA-	1,595,064
4,185	Total Oklahoma			4,790,509
	Oregon – 0.3%
750	Klamath Falls Intercommunity Hospital Authority, Oregon, Revenue Bonds, Sky Lakes Medical Center Project, Series 2012, 5.000%, 9/01/21	No Opt. Call	A-	844,290
860	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A, 5.250%, 4/01/24 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R (4)	973,684
365	Oregon Special Districts Association, Certificates of Participation, Flexlease Program, Series 2013A, 4.000%, 1/01/24	1/18 at 100.00	N/R	365,215
1,975	Total Oregon			2,183,189
	Pennsylvania – 4.5%
650	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert Morris University, Series 2016, 5.000%, 10/15/22	No Opt. Call	Baa3	725,251
1,000	Central Bradford Progress Authority, Pennsylvania, Revenue Bonds, Guthrie Health, Refunding Series 2011, 5.000%, 12/01/26	12/21 at 100.00	AA-	1,123,570
1,500	Council Rock School District, Bucks County, Pennsylvania, General Obligation Bonds, Series 2016A, 3.000%, 11/15/29	5/24 at 100.00	AA	1,526,790
700	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2015, 5.000%, 8/01/31	8/25 at 100.00	A+	820,918
1,130	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 – AMBAC Insured	No Opt. Call	A1	1,383,176
1,050	Hempfield Area School District, Westmoreland County, Pennsylvania, General Obligation Bonds, Series 2011, 5.250%, 3/15/25 – AGM Insured	3/21 at 100.00	AA	1,177,039
1,140	Lancaster County Hospital Authority, Pennsylvania, Health System Revenue Bonds, Lancaster General Hospital Project, Tender Option Bond Trust 2015-XF0065, 15.060%, 7/01/42 (Pre-refunded 1/01/22) (IF)	1/22 at 100.00	N/R (4)	1,798,236
1,955	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2015B, 3.000%, 9/01/27	9/23 at 100.00	Aaa	2,053,239
1,985	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds, Refunding Series 2016, 3.000%, 9/15/29	3/24 at 100.00	Aaa	2,016,105
NUVEEN      23

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2017:
$ 1,000	5.000%, 12/15/24 – AGM Insured (WI/DD, Settling 11/01/17)	No Opt. Call	AA	$1,147,340
1,000	5.000%, 12/15/25 – AGM Insured (WI/DD, Settling 11/01/17)	No Opt. Call	AA	1,154,050
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017A:
1,000	5.000%, 12/15/26 – AGM Insured (WI/DD, Settling 11/01/17)	No Opt. Call	AA	1,171,560
500	5.000%, 12/15/27 – AGM Insured (WI/DD, Settling 11/01/17)	No Opt. Call	AA	589,575
	Luzerne County, Pennsylvania, General Obligation Bonds, Refunding Series 2017B:
500	5.000%, 12/15/26 – AGM Insured (WI/DD, Settling11/01/17)	No Opt. Call	AA	585,780
500	5.000%, 12/15/27 – AGM Insured (WI/DD, Settling 11/01/17)	No Opt. Call	AA	589,575
1,250	Lycoming County Authority, Pennsylvania, Revenue Bonds, Pennsylvania College of Technology, Refunding Series 2011, 5.500%, 7/01/26	7/21 at 100.00	A	1,423,262
	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds, Pennsylvania Rapid Bridge Replacement Project, Series 2015:
1,000	4.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	1,017,640
455	5.000%, 6/30/18 (Alternative Minimum Tax)	No Opt. Call	BBB	466,007
1,000	4.125%, 12/31/38 (Alternative Minimum Tax)	6/26 at 100.00	BBB	1,025,980
3,265	Pennsylvania Economic Development Financing Authority, Revenue Bonds, University of Pittsburgh Medical Center, Series 2016, 4.000%, 3/15/36	9/26 at 100.00	AA-	3,404,905
1,000	Pennsylvania Economic Development Financing Authority, Water Facilities Revenue Refunding Bonds, Aqua Pennsylvania, Inc. Project, Series 2010A, 5.000%, 12/01/34 (Alternative Minimum Tax)	12/20 at 100.00	AA-	1,066,310
2,725	Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds, Refunding Senior Series 2016A, 5.000%, 12/01/31	12/26 at 100.00	AA	3,250,898
1,355	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia Performing Arts Charter School, Series 2013, 6.000%, 6/15/23	6/20 at 100.00	BB	1,443,929
1,845	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Fixed Rate Series 2017A, 5.000%, 9/01/36	3/27 at 100.00	A+	2,106,178
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Nineth Series, 2010, 5.000%, 8/01/30 (Pre-refunded 8/01/20)	8/20 at 100.00	A (4)	1,102,090
430	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015, 5.000%, 8/01/27	8/25 at 100.00	A	506,931
870	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.000%, 4/01/23 (Pre-refunded 4/01/19)	4/19 at 100.00	A+ (4)	929,508
1,500	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2015A, 5.000%, 6/15/26 (Alternative Minimum Tax)	6/25 at 100.00	A	1,740,600
590	Upper Merion Area School District, Montgomery County, Pennsylvania, General Obligation Bonds, Series 2016, 5.000%, 1/15/35	1/25 at 100.00	Aa1	680,766
33,895	Total Pennsylvania			38,027,208
24      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Rhode Island – 0.7%
	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016:
$ 1,250	5.000%, 5/15/29	5/26 at 100.00	BBB+	$1,431,963
1,500	5.000%, 5/15/30	5/26 at 100.00	BBB+	1,706,265
2,200	5.000%, 5/15/31	5/26 at 100.00	BBB+	2,486,704
4,950	Total Rhode Island			5,624,932
	South Carolina – 1.2%
1,000	Charleston County Airport District, South Carolina, Airport Revenue Bonds, Series 2013A, 5.250%, 7/01/21 (Alternative Minimum Tax)	No Opt. Call	A+	1,128,600
1,100	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/41	5/26 at 100.00	AA-	1,230,845
500	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Refunding Series 2011, 5.000%, 11/01/26	11/21 at 100.00	AA-	555,425
	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, York Preparatory Academy Project, Series 2014A:
245	5.750%, 11/01/23	No Opt. Call	N/R	256,356
180	7.000%, 11/01/33	11/24 at 100.00	N/R	193,563
785	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.000%, 7/01/33 (Alternative Minimum Tax)	7/25 at 100.00	A+	891,752
	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Refunding Series 2016A:
2,500	3.000%, 10/01/29	10/25 at 100.00	A1	2,529,900
3,000	4.000%, 10/01/30	10/25 at 100.00	A1	3,238,410
250	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40 (Pre-refunded 10/01/19)	10/19 at 100.00	A1 (4)	269,148
9,560	Total South Carolina			10,293,999
	South Dakota – 0.9%
2,805	South Dakota Educational Enhancement Funding Corporation, Tobacco Settlement Revenue Bonds Series 2013B, 5.000%, 6/01/26	6/23 at 100.00	A-	3,098,824
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health, Refunding Series 2017, 5.000%, 7/01/35	7/27 at 100.00	AA-	1,157,580
2,765	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	3,152,266
6,570	Total South Dakota			7,408,670
	Tennessee – 1.1%
1,000	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.000%, 10/01/30	10/20 at 100.00	N/R	1,085,120
1,400	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017, 5.000%, 4/01/27	No Opt. Call	BBB+	1,648,234
830	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/35	7/26 at 100.00	A3	944,922
1,350	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Refunding & Improvement Series 2015B, 5.000%, 7/01/32 (Alternative Minimum Tax)	7/25 at 100.00	A+	1,553,526
NUVEEN      25

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$ 335	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2017A, 5.000%, 5/01/36	5/27 at 100.00	AA-	$390,386
3,625	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C, 0.000%, 5/01/48 (Mandatory Put 5/01/23) (WI/DD, Settling 11/07/17)	2/23 at 108.92	A	3,968,142
8,540	Total Tennessee			9,590,330
	Texas – 9.6%
750	.La Vernia Higher Education Financing Corporation, Texas, Charter School Revenue Bonds, Kipp Inc., Series 2009A, 6.000%, 8/15/29 (Pre-refunded 8/15/19)	8/19 at 100.00	BBB (4)	812,295
560	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Refunding Series 2017A, 5.000%, 12/01/35	6/27 at 100.00	AAA	653,156
1,835	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2016A, 2.750%, 12/01/26	No Opt. Call	BBB-	1,845,716
485	Austin Community College District Public Facility Corporation, Texas, Lease Revenue Bonds, Round Rock Campus, Refunding Series 2015, 5.000%, 8/01/27	8/25 at 100.00	AA	579,323
	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, Refunding First Tier Series 2017A:
500	5.000%, 1/01/32	1/27 at 100.00	BBB+	576,120
500	5.000%, 1/01/33	1/27 at 100.00	BBB+	573,970
3,200	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA	3,658,880
1,000	Austin-Berghorst Landhost Enterprises, Inc., Texas, Airport Hotel Revenue Bonds, Refunding & Improvement Senior Series 2017, 5.000%, 10/01/35 (WI/DD, Settling 11/01/17)	10/27 at 100.00	A-	1,152,770
1,385	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005A. Remarketed, 5.750%, 4/01/26	4/20 at 100.00	Baa1	1,495,191
1,210	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Subordinate Lien Series 2016, 5.000%, 1/01/28	1/26 at 100.00	BBB	1,417,479
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
360	5.000%, 1/01/35	7/25 at 100.00	BBB+	407,376
1,695	5.000%, 1/01/40	7/25 at 100.00	BBB+	1,898,383
790	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2011, 4.800%, 8/15/21 (ETM)	No Opt. Call	BBB+ (4)	845,656
1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2016B, 5.000%, 8/15/24	No Opt. Call	BBB+	1,147,720
230	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A, 3.100%, 12/01/22	No Opt. Call	BBB-	234,556
1,060	Corpus Christi, Texas, Utility System Revenue Bonds, Refunding Junior Lien Series 2016, 4.000%, 7/15/33	7/26 at 100.00	A+	1,133,914
2,500	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (5)	12/25 at 100.00	AA+	2,871,825
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013A, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,168,240
2,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012F, 5.000%, 11/01/29 (Alternative Minimum Tax)	11/20 at 100.00	A+	2,193,920
26      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 960	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A, 6.625%, 9/01/31	9/23 at 100.00	N/R	$1,115,827
1,500	Frisco Independent School District, Collin and Denton Counties, Texas, General Obligation Bonds, Series 2008A, 6.000%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	Aaa	1,558,560
	Hackberry, Texas, Combination Special Assessment and Contract Revenue Road and Utility Bonds, Hidden Cove Improvement District 2, Series 2017:
955	4.500%, 9/01/32	9/27 at 100.00	BBB	1,013,398
1,230	4.500%, 9/01/32	9/27 at 100.00	BBB	1,305,215
	Harris County Water Control and Improvement District 74, Texas, General Obligation Bonds, Series 2010:
195	5.000%, 8/01/36 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	196,897
1,515	5.200%, 8/01/39 (Pre-refunded 2/01/18)	2/18 at 100.00	N/R (4)	1,530,483
605	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/26	11/24 at 100.00	A3	704,994
1,315	Houston Independent School District, Harris County, Texas, General Obligation Bonds, Refunding Series 2014B, 4.000%, 2/15/27	2/24 at 100.00	AAA	1,464,660
1,630	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series Series 2012A, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/22 at 100.00	A+	1,819,699
615	Houston, Texas, General Obligation Bonds, Public Improvement Refunding Series 2014A, 5.000%, 3/01/26	3/24 at 100.00	AA	726,186
1,500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Facilities Department, Refunding Series 2014, 5.000%, 9/01/31	9/24 at 100.00	A2	1,712,820
490	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 4.000%, 8/15/25	8/19 at 100.00	BBB+	495,116
500	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation Bonds, School Building Series 2016A, 4.000%, 2/15/31	2/26 at 100.00	AAA	550,685
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson Memorial Hospital Project, Series 2015, 5.000%, 8/15/35	8/25 at 100.00	BBB+	1,532,972
1,000	Love Field Airport Modernization Corporation, Texas, General Airport Revenue Bonds Series 2015, 5.000%, 11/01/32 (Alternative Minimum Tax)	11/25 at 100.00	A1	1,152,010
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2015:
500	5.000%, 1/01/24	No Opt. Call	A	581,210
300	5.000%, 1/01/25	1/24 at 100.00	A	345,921
1,150	Montgomery Independent School District, Montgomery County, Texas, General Obligation Bonds, Refunding School Building Series 2015, 4.000%, 2/15/30	2/25 at 100.00	AAA	1,265,828
2,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A, 5.000%, 7/01/35	7/25 at 100.00	BBB-	1,997,540
2,895	North East Regional Mobility Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2016A, 5.000%, 1/01/29	1/26 at 100.00	BBB	3,363,700
2,950	North East Regional Mobility Authority, Texas, Revenue Bonds, Subordinate Lien Series 2016B, 5.000%, 1/01/36	1/26 at 100.00	BBB-	3,290,578
1,000	North Texas Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education, Series 2012A, 5.125%, 12/01/42	6/22 at 100.00	BBB-	1,064,710
NUVEEN      27

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2016A:
$ 1,000	5.000%, 1/01/26	1/24 at 100.00	A1	$1,176,310
500	5.000%, 1/01/27	1/24 at 100.00	A1	585,935
2,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2017A, 5.000%, 1/01/36 (WI/DD, Settling 11/01/17)	1/27 at 100.00	A1	2,328,780
2,500	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A, 4.000%, 1/01/38	1/25 at 100.00	A2	2,622,150
825	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/21	No Opt. Call	BBB+	924,990
1,490	San Jacinto River Authority, Texas, Special Project Revenue Bonds, Woodlands Water Supply System Project, Refunding Series 2014, 5.000%, 10/01/29 – BAM Insured	10/23 at 100.00	AA	1,721,039
	Stephen F. Austin State University, Texas, Revenue Bonds, Refunding & Improvement Series 2016:
1,000	5.000%, 10/15/33	10/26 at 100.00	AA-	1,160,250
750	5.000%, 10/15/35	10/26 at 100.00	AA-	863,813
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	BBB-	394,787
455	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	BBB-	527,668
235	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	1/18 at 100.00	BB	235,754
1,200	Texas State, General Obligation Bonds, College Student Loan Series 2014, 6.000%, 8/01/25 (Alternative Minimum Tax)	8/24 at 100.00	AAA	1,518,828
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014, 5.000%, 10/01/25	4/24 at 100.00	AAA	1,193,010
2,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2014A, 5.000%, 10/01/26	10/24 at 100.00	AAA	2,408,520
3,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Refunding Series 2015B, 5.000%, 10/01/36	10/25 at 100.00	AAA	3,547,230
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
500	5.000%, 8/15/24	No Opt. Call	BBB+	596,480
1,140	5.000%, 8/15/29	8/24 at 100.00	BBB+	1,310,692
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances Hospital Regional Healthcare Center, Series 2011, 5.250%, 7/01/23 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	1,132,800
1,000	Uptown Development Authority, Houston, Texas, Tax Increment Contract Revenue Bonds, Infrastructure Improvement Facilities, Series 2009, 4.700%, 9/01/20	9/19 at 100.00	BBB	1,044,590
800	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, Refunding Series 2015C, 6.500%, 8/15/28	8/24 at 100.00	Aaa	1,039,152
71,995	Total Texas			80,788,277
	Utah – 1.5%
2,845	Metropolitan Water District Salt Lake City and Sandy, Utah, Water Revenue Bonds, Series 2016A, 2.100%, 7/01/27	1/26 at 100.00	AA+	2,746,876
28      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utah (continued)
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A:
$ 1,875	5.000%, 7/01/34 (Alternative Minimum Tax)	7/27 at 100.00	A+	$2,201,250
2,280	5.000%, 7/01/35 (Alternative Minimum Tax)	7/27 at 100.00	A+	2,668,352
	Utah Infrastructure Agency, Telecommunications and Franchise Tax Revenue, Series 2011A:
500	5.250%, 10/15/33 – AGM Insured	10/21 at 100.00	AA	558,835
520	5.400%, 10/15/36 – AGM Insured	10/21 at 100.00	AA	584,340
280	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis Preparatory Academy, Series 2010, 5.750%, 7/15/20	No Opt. Call	BBB-	296,839
1,550	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School, Series 2010A, 6.250%, 7/15/30	7/20 at 100.00	BB	1,625,020
1,055	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Subordinate Lien Series 2016, 4.000%, 12/15/31	6/26 at 100.00	AA	1,140,413
750	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 2017-XF2451, 15.112%, 6/15/36 (Pre-refunded 6/15/18) – AGM Insured (IF) (5)	6/18 at 100.00	AAA	823,320
11,655	Total Utah			12,645,245
	Vermont – 0.4%
	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B:
1,270	5.000%, 12/01/37	6/26 at 100.00	A-	1,435,227
1,500	5.000%, 12/01/38	6/26 at 100.00	A-	1,690,365
2,770	Total Vermont			3,125,592
	Virginia – 1.7%
1,300	Alexandria, Virginia, General Obligation Bonds, Capital Improvement Series 2014B, 4.000%, 1/15/27	1/25 at 100.00	AAA	1,480,115
1,065	Chesapeake Bay Bridge and Tunnel District, Virginia, General Resolution Revenue Bonds, First Tier Series 2016, 5.000%, 7/01/41 – AGM Insured	7/26 at 100.00	AA	1,221,161
1,590	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment Refunding Bonds, Dulles Town Center Project, Series 2012, 4.000%, 3/01/19	No Opt. Call	N/R	1,609,700
	Fredericksburg Economic Development Authority, Virginia, Revenue Bonds,Mary Washington Healthcare Obligated Group, Refunding Series 2014:
600	5.000%, 6/15/31	6/24 at 100.00	A-	677,688
1,400	5.000%, 6/15/33	6/24 at 100.00	A-	1,569,596
2,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2012A, 5.000%, 10/01/31 (Alternative Minimum Tax)	10/22 at 100.00	AA-	2,266,420
1,900	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2008A, 5.375%, 10/01/28 (Alternative Minimum Tax)	10/18 at 100.00	AA-	1,972,390
475	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds, Mary Washington Healthcare Obligated Group, Refunding Series 2016, 5.000%, 6/15/27	6/26 at 100.00	A-	555,313
815	Virginia College Building Authority, Educational Facilities Revenue Bonds, Washington and Lee University, Series 2001, 5.750%, 1/01/34	No Opt. Call	AA	1,097,340
NUVEEN      29

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
$ 40	4.750%, 1/01/25 (Alternative Minimum Tax)	7/22 at 100.00	BBB	$43,882
1,400	5.000%, 1/01/27 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,550,528
12,585	Total Virginia			14,044,133
	Washington – 3.3%
3,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/35 (UB)	11/26 at 100.00	AAA	3,555,780
1,700	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011A, 5.500%, 7/01/24 (Alternative Minimum Tax)	7/21 at 100.00	AA+	1,939,547
2,500	Chelan County Public Utility District 1, Washington, Consolidated System Revenue Bonds Series 2011B, 5.500%, 7/01/26 (Alternative Minimum Tax)	7/21 at 100.00	AA+	2,811,350
100	Kalispel Indian Tribe, Washington, Priority Distribution Bonds, Series 2008, 6.625%, 1/01/28	1/18 at 100.00	N/R	101,458
2,000	King County, Washington, Sewer Revenue Bonds, Refunding & Improvement Series 2016B, 5.000%, 7/01/39	7/23 at 100.00	AA+	2,308,140
1,205	King County, Washington, Sewer Revenue Bonds, Refunding Series 2011B, 5.000%, 1/01/31	1/21 at 100.00	AA+	1,336,405
2,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015C, 5.000%, 4/01/29 (Alternative Minimum Tax)	10/24 at 100.00	AA-	2,301,920
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.250%, 12/01/30 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,119,210
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2015B, 5.000%, 10/01/38 (UB)	4/25 at 100.00	Aa2	1,140,110
2,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2017A, 5.000%, 10/01/47 (UB) (5)	10/27 at 100.00	Aa2	2,300,020
2,745	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 5.000%, 8/15/35	8/27 at 100.00	BBB	3,093,258
2,800	Washington State Health Care Facilities Authority, Revenue Bonds, Seattle Cancer Care Alliance, Series 2008A, 7.375%, 3/01/38 (Pre-refunded 3/01/19)	3/19 at 100.00	A2 (4)	3,031,392
	Washington State, General Obligation Bonds, Various Purpose, Refunding Series R-2015C:
1,000	5.000%, 7/01/27	1/25 at 100.00	AA+	1,200,020
1,000	5.000%, 7/01/29	1/25 at 100.00	AA+	1,188,990
24,050	Total Washington			27,427,600
	West Virginia – 0.9%
1,150	West Virginia Higher Education Policy Commission, Revenue Bonds, Higher Education Facilities, Series 2012A, 5.000%, 4/01/29	4/22 at 100.00	Aa3	1,295,556
500	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding Series 2016A, 4.000%, 6/01/35	6/26 at 100.00	A	519,510
	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A:
1,800	5.000%, 6/01/35	6/27 at 100.00	A	2,038,788
2,000	5.000%, 6/01/36	6/27 at 100.00	A	2,258,320
30      NUVEEN

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	West Virginia (continued)
$ 1,250	West Virginia Water Development Authority, Infrastructure Excess Lottery Revenue Bonds, Chesapeake Bay/Greenbrier River Projects, Series 2014A, 5.000%, 7/01/34	7/24 at 100.00	AAA	$ 1,456,537
6,700	Total West Virginia			7,568,711
	Wisconsin – 2.9%
235	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Voyager Foundation Inc. of North Carolina, Series 2012A, 5.500%, 10/01/22	No Opt. Call	BB+	253,400
1,445	Public Finance Authority of Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/22 (Alternative Minimum Tax)	7/22 at 100.00	BBB	1,560,123
485	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Tender Option Bond Trust 2015-XF0127, 14.773%, 4/01/38 (IF) (5)	4/23 at 100.00	AA-	689,733
1,000	Wisconsin Health and Edcuational Facilities Authority, Revenue Bonds, Mile Bluff Medical Center, Inc., Series 2014, 5.125%, 5/01/29	5/24 at 100.00	N/R	1,036,010
500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health, Tender Option Bond Trust 2015-XF2044, 15.092%, 11/15/33 (IF) (5)	11/19 at 100.00	AA+	641,685
440	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Childrens Hospital of Wisconsin Inc., Tender Option Bond Trust 2016-XL0008, 16.834%, 8/15/37 (Pre-refunded 2/15/20) (IF) (5)	2/20 at 100.00	AA	557,392
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,840	5.000%, 9/01/28	9/27 at 100.00	BBB+	2,124,096
700	5.000%, 9/01/29	9/27 at 100.00	BBB+	802,347
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health, Inc. Obligated Group, Series 2017A, 5.000%, 4/01/35	4/27 at 100.00	AA-	5,820,300
2,410	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/34	2/26 at 100.00	A-	2,712,238
1,505	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Monroe Clinic Inc., Refunding Series 2016, 5.000%, 2/15/30	8/25 at 100.00	A-	1,733,640
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System, Series 2010A, 5.250%, 6/01/34	6/20 at 100.00	AA-	1,081,760
335	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Fort Healthcare, Series 2014, 5.000%, 5/01/25	5/24 at 100.00	BBB+	379,143
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
905	6.000%, 5/01/27	5/19 at 100.00	Aa2	970,812
95	6.000%, 5/01/27 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	101,879
80	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	Aa2 (4)	85,793
10	6.000%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (4)	10,726
3,225	Wisconsin State, General Obligation Bonds, Refunding Series 2016-2, 5.000%, 11/01/21	No Opt. Call	Aa1	3,677,500
21,210	Total Wisconsin			24,238,577
	Wyoming – 0.5%
1,000	Natrona County, Wyoming, Hospital Revenue Bonds, Wyoming Medical Center Project, Series 2011, 6.000%, 9/15/26 (Pre-refunded 3/15/21)	3/21 at 100.00	A3 (4)	1,155,510
NUVEEN      31

Municipal Total Return Managed Accounts Portfolio (continued)
Portfolio of Investments	October 31, 2017 (Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wyoming (continued)
$ 2,000	West Park Hospital District, Wyoming, Hospital Revenue Bonds, Series 2011A, 6.375%, 6/01/26	6/21 at 100.00	BBB	$2,215,300
1,000	Wyoming Municipal Power Agency, Power Supply System Revenue Bonds, Refunding Series 2017A, 5.000%, 1/01/34 – BAM Insured	1/27 at 100.00	AA	1,147,080
4,000	Total Wyoming			4,517,890

$ 767,727	Total Long-Term Investments (cost $839,384,076)			863,529,710

Principal Amount (000)	Description	Optional Call Provisions	Ratings	Value
	SHORT-TERM INVESTMENTS – 0.0%
	MUNICIPAL BONDS – 0.0%
	California – 0.0%
$ 450	California State, General Obligation Bonds, Variable Rate Demand Obligations, Refunding Various Purpose Series 2012B, 1.820%, 5/01/18 (Mandatory Put 11/01/17) (8)	11/17 at 100.00	AA-	$ 450,112
$ 450	Total Short-Term Investments (cost $450,000)			450,112
	Total Investments (cost $839,834,076) – 103.0%			863,979,822
	Floating Rate Obligations – (5.0)%			(41,790,000)
	Other Assets Less Liabilities – 2.0%			16,257,913
	Net Assets – 100%			$ 838,447,735
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –   Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –   Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –   Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$863,529,710	$ —	$863,529,710
Short-Term Investments:
Municipal Bonds	—	450,112	—	450,112
Total	$ —	$863,979,822	$ —	$863,979,822
32      NUVEEN

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of October 31, 2017.
Tax cost of investments	$797,970,758
Gross unrealized:
Appreciation	$ 27,651,761
Depreciation	(3,434,329)
Net unrealized appreciation (depreciation) of investments	$ 24,217,432
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rates, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. Note 3-Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
NUVEEN      33

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Managed Accounts Portfolios Trust

By (Signature and Title)	/s/ Kathleen L. Prudhomme
Kathleen L. Prudhomme
Vice President and Secretary

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer
Chief Administrative Officer (principal executive officer)

Date: December 29, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: December 29, 2017